DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY AND GOING CONCERN (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY AND GOING CONCERN
NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY AND GOING CONCERN
SEP Acquisition Corp. and its wholly-owned and controlled subsidiary SEP Acquisition Holdings Inc. (together the “Company”) formerly known as Mercury Ecommerce Acquisition Corp. (name of the Company changed on December 21, 2022), is a blank check company incorporated in Delaware on March 1, 2021. The Company was formed for the purpose of entering into a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (a “Business Combination”). The Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.
As of September 30, 2023, the Company had not commenced any operations. All activity for the three and nine months ended September 30, 2023 and for the three and nine months ended September 30, 2022 relates to the Company’s formation and the initial public offering (“Initial Public Offering”), which is described in Note 3, along with costs associated with the search for a target to enter into the Business Combination with the Company. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company generates non-operating income in the form of realized gains from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.
The registration statement for the Company’s Initial Public Offering was declared effective on July 27, 2021. On July 30, 2021, the Company consummated the Initial Public Offering of 17,500,000 units (the “Units” and, with respect to the shares of Class A common stock included in the Units sold, the “Public Shares”), at $10.00 per Unit, generating gross proceeds of $175,000,000 which is described in Note 3.
Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 7,850,000 warrants (the “Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant in a private placement to Mercury Sponsor Group I LLC (the “Sponsor”), generating gross proceeds of $7,850,000, which is described in Note 4.
The Company granted the underwriter in the Initial Public Offering a 45-day option to purchase up to 2,625,000 additional Units to cover over-allotments, if any. On August 20, 2021, the underwriter partially exercised the over-allotment option and purchased an additional 541,500 Units (the “Over-Allotment Units”), generating gross proceeds of $5,415,000, and incurred $108,300 in cash underwriting fees and $189,525 that will be payable to the underwriter for deferred underwriting commissions, which is described in Note 3. On June 30, 2023, the underwriter agreed to waive its rights to its portion of the fee payable by the Company for deferred underwriting commissions, which is described in Note 6.
Simultaneously with the underwriter partially exercising the over-allotment option, the Sponsor purchased an additional 162,450 warrants (the “Over-Allotment Private Placement Warrants”) at a price of $1.00 per Over-Allotment Private Placement Warrant ($162,450 in the aggregate), which is described in Note 4.
In addition, the Sponsor agreed to forfeit up to 656,250 Founder Shares to the extent that the over-allotment option was not exercised in full by the underwriter. The underwriter partially exercised its over-allotment option on August 20, 2021 and forfeited the remainder of the option; thus, 520,875 Founder Shares were forfeited by the Sponsor, which is described in Note 5.
Transaction costs amounted to $15,401,418 consisting of $3,608,300 of underwriting fees, $6,314,525 of deferred underwriting fees, $764,193 of other offering costs, and $4,714,400 of the excess fair value of the Founder Shares sold over the purchase price of $4,150 (see Note 5).
Following the closing of the Initial Public Offering and partial exercise of the underwriter’s over-allotment option, a total of $182,219,150 from the net proceeds of the sale of the Units in the Initial Public Offering, the sale of the Private Placement Warrants, the sale of the Over-Allotment Units, and the sale of the Over-Allotment Private Placement Warrants was placed in a Trust Account (the “Trust Account”) and invested only in U.S. government treasury obligations with maturities of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds held in the Trust Account, as described below.
The Company will provide its stockholders with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company. The stockholders will be entitled to redeem their shares for a pro rata portion of the amount held in the Trust Account (initially $10.10 per share), calculated as of two business days prior to the completion of a Business Combination, including any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations. There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants.
The Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon consummation of such Business Combination (or the Company's stockholder vote to remove the net tangible asset requirement from the Company's amended and restated certificate of incorporation (the “Amended and Restated Certificate of Incorporation”)) and a majority of the shares voted are voted in favor of the Business Combination. If a stockholder vote is not required under applicable law or stock exchange listing requirements and the Company does not decide to hold a stockholder vote for business or other reasons, the Company will, pursuant to the Amended and Restated Certificate of Incorporation, conduct the redemptions pursuant to the tender offer rules of the Securities and Exchange Commission (“SEC”), and file tender offer documents with the SEC prior to completing a Business Combination. If the Company seeks stockholder approval in connection with a Business Combination, the holders of the Founder Shares (as defined in Note 5) have agreed to vote their Founder Shares and any Public Shares purchased in or after the Initial Public Offering in favor of approving a Business Combination and to waive their redemption rights with respect to any such shares in connection with a stockholder vote to approve a Business Combination. Additionally, each public stockholder may elect to redeem its Public Shares, without voting, and if they do vote, irrespective of whether they vote for or against a proposed Business Combination.
Notwithstanding the foregoing, if the Company seeks stockholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Company’s Amended and Restated Certificate of Incorporation provides that a public stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the Public Shares without the Company’s prior written consent.
The initial stockholders have agreed to waive (a) their redemption rights with respect to any Founder Shares and any Public Shares held by them in connection with the completion of an initial Business Combination, (b) their redemption rights with respect to any Founder Shares and Public Shares held by them in connection with a stockholder vote to approve an amendment to the Amended and Restated Certificate of Incorporation to modify the substance or timing of the Company’s obligation to provide holders of Class A common stock the right to have their shares redeemed or to provide for the redemption of Public Shares in connection with an initial Business Combination or to redeem 100% of the Public Shares if the Company has not consummated an initial Business Combination within the Combination Period (as defined below), or with respect to any other material provision relating to stockholder rights or pre-initial Business Combination activity and (c) their rights to liquidating distributions from the Trust Account with respect to any Founder Shares held by them if the Company fails to complete an initial Business Combination within the Combination Period (as defined below). However, if the initial stockholders acquire Public Shares in or after the Initial Public Offering, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Combination Period (as defined below).
The Company initially had 18 months, or 24 months if the Company had signed a definitive agreement with respect to an initial Business Combination within such 18-month period from the closing of the Initial Public Offering to complete a Business Combination. Following approval of the Extension Proposal (defined below), the Company has until July 30, 2024 to complete a Business Combination (the “Combination Period”). If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations, except for the purpose of winding up; (ii) as promptly as reasonably possible but not more than ten business days thereafter, subject to lawfully available funds therefor, redeem the Public Shares, at a per share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest (net of permitted withdrawals and up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law; and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete an initial Business Combination within the Combination Period.
On December 20, 2022, the Company held a special meeting of stockholders where the Company’s stockholders approved the Extension Amendment, extending the date by which the Company must consummate a business combination from January 30, 2023 (or July 30, 2023, if the Company had executed a definitive agreement for a business combination by January 30, 2023) to July 30, 2024 (the “Extension Proposal”). In connection with the Extension Proposal, the Company was required to permit public stockholders to redeem their shares of the Company’s Class A Common Stock. Of the 18,041,500 shares of the Company’s Class A common stock outstanding, the holders of 16,737,241 shares of the Company’s Class A common stock elected to redeem their shares at a per share redemption price of approximately $10.22. As a result, the Company transferred cash in the amount of $185,001,686 to the Trustee, of which $171,094,003 was designated to pay such holders who had elected to redeem their shares in connection with the Extension Proposal. As of December 31, 2022, $161,957,835 had been paid to the redeeming stockholders and $22,468,765 remained in restricted cash, $9,136,168 of which was paid subsequent to December 31, 2022 to such holders who elected to redeem their shares. Following the redemptions, the Company had 1,304,259 shares of the Company’s Class A Common Stock outstanding and $13,332,597 remained in the Trust Account (i.e. approximately $10.22 per share of the Company’s Class A Common Stock).
In order to protect the amounts in the Trust Account, the Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party (other than the Company’s independent registered accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (i) $10.10 per Public Share or (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.10 per share due to reductions in the value of the trust assets, in each case net of permitted withdrawals, except as to any claims by a third party (including such target business) that executed a waiver of any and all rights to the monies held in the Trust Account (whether any such waiver is enforceable) and except as to any claims under the Company’s indemnity or contribution of the underwriter of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (other than the Company’s independent registered accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.
Nasdaq Notifications
On January 22, 2023, the Company received a written notice from the listing qualifications department staff of The Nasdaq Stock Market (“Nasdaq”) indicating that the Company was not in compliance with Listing Rule 5550(a)(4), due to the Company’s failure to meet the minimum 500,000 publicly held shares requirement for continued listing on the Nasdaq Capital Market. On February 9, 2023, the Company submitted to Nasdaq a plan to regain compliance with Listing Rule 5550(a)(4), pursuant to which the Company’s Chairman, Mr. Blair Garrou, agreed to sell 80,000 of the shares of Class A Common Stock he is deemed to beneficially own through Mercury Houston Partners, LLC and Mercury Affiliates XI, LLC by means of private sales to unaffiliated buyers. After the private sales of 80,000 shares of Class A common stock to unaffiliated buyers, the Company has 509,259 publicly held shares as defined in Listing Rule 5001(a)(35) of the Nasdaq Rules. Based on the Company’s submission, the Company received a letter on February 27, 2023, in which the Nasdaq staff determined to grant the Company an extension of time to regain compliance with the Listing Rule 5550(a)(4). Under the terms of the extension, the Company was required to file with the SEC and Nasdaq a public document containing the Company’s current total shares outstanding and a beneficial ownership table in accordance with SEC proxy rules on or before March 31, 2023, which the Company complied with by virtue of filing the beneficial ownership table in the Company’s Annual Report on Form 10-K for the year ended December 31, 2022. On April 4, 2023, the Company received a written notice from the listing qualifications department of Nasdaq stating that the Nasdaq staff had determined that the Company was in compliance with Listing Rule 5550(a)(4) and that the matter was now closed.
On March 28, 2023, the Company received a written notice from the listing qualifications department staff of Nasdaq notifying the Company that for the last 30 consecutive business days, the Company’s minimum Market Value of Listed Securities (“MVLS”) was below the minimum of $35 million required for continued listing on the Nasdaq Capital Market pursuant to Nasdaq Listing Rule 5550(b)(2) (the “Market Value Standard”). In accordance with Nasdaq Listing Rule 5810(c)(3)(C), the Company had 180 calendar days, or until September 25, 2023, to regain compliance with the Market Value Standard. To regain compliance with the Market Value Standard, the MVLS for the Company’s common stock was required to be at least $35 million for a minimum of 10 consecutive business days at any time during this 180-day period.
On September 27, 2023, the Company received a determination letter (“the Letter”) from the Staff of Nasdaq stating that the Company had not regained compliance with the MVLS standard, since the Company’s Class A Common Stock, was below the $35 million minimum MVLS requirement for continued listing on The Nasdaq Capital Market under Nasdaq Listing Rule 5550(b)(2) and had not been at least $35 million for a minimum of 10 consecutive business days at any time during the 180-day grace period granted to the Company. Pursuant to the Letter, unless the Company requested a hearing to appeal this determination by 4:00 p.m. Eastern Time on October 4, 2023, the Company’s Class A Common Stock would have been delisted from The Nasdaq Capital Market, trading of the Company’s Class A Common Stock would have been suspended at the opening of business on October 6, 2023, and a Form 25-NSE would have been filed with the SEC, which would have removed the Company’s securities from listing and registration on Nasdaq. On October 3, 2023 the Company requested a hearing before the Nasdaq Hearings Panel (the “Panel”) to appeal the Letter received on September 27, 2023.
On October 23, 2023, the Company received a letter from the Staff of Nasdaq notifying the Company that it has regained compliance with Nasdaq’s $35 million minimum MVLS requirement, and the Company is therefore in compliance with The Nasdaq Capital Market’s listing requirements. As a result, Nasdaq has cancelled the hearing requested by the Company to appeal the Staff’s prior delisting determination and has confirmed that the Company’s Class A Common Stock will continue to be listed and traded on The Nasdaq Capital Market under the symbol “SEPA.” In order to bring the Company into compliance with the MVLS standard, the Sponsor elected to convert 2,415,375 of its shares of Class B Common Stock into 2,415,375 shares of Class A Common Stock (see Note 11) so that the Company's MVLS exceeded the $35 million minimum requirement.
SANUWAVE Merger Agreement
On August 23, 2023, the Company, a Delaware corporation (“Acquiror” or “SPAC”), entered into an Agreement and Plan of Merger (the “Merger Agreement”) by and among the Company, SEP Acquisition Holdings Inc., a Nevada corporation and a wholly owned subsidiary of the Company (“Merger Sub”) (Merger Sub and SEP Acquisition Corp. are collectively the “Company”), and SANUWAVE Health, Inc., a Nevada corporation (the “SANUWAVE”). The transactions contemplated by the Merger Agreement are referred to herein as the “Merger” or the “Merger Agreement” whereby the Merger between the Company and SANUWAVE will be effected at the effective time (the “Effective Time”). The terms of the Merger Agreement, which contains customary representations and warranties, covenants, closing conditions and other terms relating to the Merger and the other transactions contemplated hereby, are summarized below.
Pursuant to the Merger Agreement, at the closing of the Merger, the SANUWAVE Security Holders of (i) SANUWAVE Common Stock, (ii) in-the-money outstanding options to purchase SANUWAVE Common Stock, immediately prior to the Effective Time, (iii) in-the-money SANUWAVE Warrants that are outstanding and unexercised and have not been exchanged for shares of SANUWAVE Common Stock immediately prior to the Effective time, and (iv) the holders of SANUWAVE convertible promissory notes that are outstanding and unexercised and have not been exchanged for shares of SANUWAVE Common Stock immediately prior to the Effective Time, shall be entitled to receive from the Company, in aggregate, an amount equal to 7,793,000 shares of Class A Common Stock (the “Merger Consideration”), paid or reserved for issuance and payable.
Conditions to Closing
The Merger Agreement contains customary conditions to closing, including the following mutual conditions of the parties, unless waived: (i) approval of the stockholders of the Company and SANUWAVE, (ii) approvals of any required governmental authorities, (iii) no law or order preventing the Merger, (iv) the filing of certain Charter Amendments pursuant to the Merger Agreement (the “Charter Amendments”), (v) the appointment of the Company's post-closing board of directors, (vi) pursuant to the Merger Agreement, a Registration Statement having been declared effective by the SEC, (vii) approval of the Class A Common Stock of the Company for listing on NASDAQ, (vii) holders of 80% or more of SANUWAVE's convertible notes with a maturity date occurring after the date of the Closing (the “Closing Date”), measured by number of shares into which such convertible notes may be converted, agreeing to convert their convertible notes into shares of SANUWAVE Common Stock immediately prior to the Effective Time, (ix) holders of 80% or more of SANUWAVE’s warrants that would be outstanding on the Closing Date, measured by number of shares subject to all such warrants in the aggregate, agreeing to convert their warrants into shares of SANUWAVE Common Stock immediately prior to the Effective Time, and (x) the Company having, at the Closing, at least $12,000,000 in cash and cash equivalents, including funds remaining in the trust account (after giving effect to the completion and payment of any redemptions) and the proceeds of any Private Investment in Public Equity (“PIPE Investment”).
Certain SANUWAVE Related Agreements
Voting Agreements
Simultaneously with the execution and delivery of the Merger Agreement, the Company and SANUWAVE have entered into voting agreements (collectively, the “Voting Agreements”) with certain stockholders of SANUWAVE required to approve the Transactions. Under the Voting Agreements, each SANUWAVE stockholder party thereto has agreed to vote all of such stockholder’s shares of SANUWAVE in favor of the Merger Agreement and the Transactions and to otherwise take (or not take, as applicable) certain other actions in support of the Merger Agreement and the Transactions and the other matters to be submitted to the SANUWAVE stockholders for approval in connection with the Transactions, in the manner and subject to the conditions set forth in the Voting Agreements, and provide a proxy to the Company to vote such SANUWAVE shares accordingly (subject to the condition that the Registration Statement has been declared effective by the SEC, provided that the covenants not to take certain actions to delay, impair or impede the Transactions as set forth in the Voting Agreements shall take effect from the date such agreements are executed). The Voting Agreements prevent transfers of the SANUWAVE shares held by the SANUWAVE stockholders party thereto between the date of the Voting Agreement and the termination of such Voting Agreement, except for certain permitted transfers where the recipient also agrees to comply with the Voting Agreement.
Sponsor Voting Agreement
Simultaneously with the execution and delivery of the Merger Agreement, the Company and SANUWAVE have entered into a voting agreement (the “Sponsor Voting Agreement”) with Mercury Sponsor Group I LLC, a Delaware limited liability company (the “Sponsor”). Under the Sponsor Voting Agreement, the Sponsor has agreed to vote all of the Sponsor’s shares of the Company in favor of the Merger Agreement and the Transactions and to otherwise take (or not take, as applicable) certain other actions in support of the Merger Agreement and the Transactions and the other matters to be submitted to the Company stockholders for approval in connection with the Transactions, in the manner and subject to the conditions set forth in the Sponsor Voting Agreement, and provide a proxy to SANUWAVE to vote such Company shares accordingly (subject to the condition that the Registration Statement has been declared effective by the SEC, provided that the covenants not to take certain actions to delay, impair or impede the Transactions as set forth in the Sponsor Voting Agreement shall take effect from the date such agreement is executed). The Sponsor Voting Agreement prevents transfers of the Company shares held by the Sponsor between the date of the Sponsor Voting Agreement and the termination of such Sponsor Voting Agreement, except for certain permitted transfers where the recipient also agrees to comply with the Sponsor Voting Agreement.
Voting and Non-Redemption Agreement
Simultaneously with the execution and delivery of the Merger Agreement, the Company has entered into voting and non-redemption agreements (collectively, the “Voting and Non-Redemption Agreements”) with certain stockholders of the Company required to approve the Transactions. Under the Voting and Non-Redemption Agreements, each stockholder party thereto has agreed to vote all of such stockholder’s shares in favor of the Merger Agreement and the Transactions and to otherwise take (or not take, as applicable) certain other actions in support of the Merger Agreement and the Transactions and the other matters to be submitted to the Company’s stockholders for approval in connection with the Transactions, in the manner and subject to the conditions set forth in the Voting and Non-Redemption Agreements, and provide a proxy to the Company to vote such shares accordingly. Under the Voting and Non-Redemption Agreements, each Company stockholder party thereto agreed to not redeem certain of such stockholder’s shares pursuant to or in connection with the Merger. In consideration for entering into and complying with the terms of the Voting and Non-Redemption Agreements, each stockholder will receive shares of Class A Common Stock in accordance with the formula set forth in the Voting and Non-Redemption Agreements. The formula, rounded down to the nearest whole number, is (($10 - PIPE Price) x number of Non-redeemed securities)/ PIPE price. The Voting and Non-Redemption Agreements prevent transfers of the shares held by the stockholders party thereto between the date of the Voting and Non-Redemption Agreement and the Closing Date or earlier termination of the Merger Agreement or such Voting and Non-Redemption Agreement, except for certain permitted transfers where the recipient also agrees to comply with the Voting and Non-Redemption Agreement. Pursuant to the Voting and Non-Redemption Agreements, certain stockholders agreed to vote an aggregate of 865,000 shares of Class A Common Stock in favor of the Merger Agreement and Transactions and agreed not to redeem an aggregate of 681,512 shares of Class A Common Stock (representing approximately $7.0 million (calculated based on the funds held in the trust account as of June 30, 2023) that the Company would have otherwise been required to pay to redeem such shares in connection with the Merger).
Lock-Up Agreement
Simultaneously with the execution and delivery of the Merger Agreement, certain stockholders of SANUWAVE each entered into a Lock-Up Agreement with the Company (collectively, the “Lock-Up Agreements”). Pursuant to the Lock-Up Agreements, each SANUWAVE stockholder party thereto agreed not to, during the period commencing from the Closing and ending 180 days after the Closing (subject to early release if SANUWAVE consummates a liquidation, merger, share exchange or other similar transaction that results in all of the Company stockholders having the right to exchange their shares for cash, securities or other property): (i) sell, offer to sell, contract to sell, hypothecate, pledge, grant an option to purchase or otherwise dispose of, directly or indirectly, or establish or increase a put equivalent position or liquidation or decrease a call equivalent position, any Company restricted securities, (ii) enter any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of any security, or (iii) publicly disclose the intention to do any of the foregoing, whether any such transaction described in clauses (i) or (ii) above is to be settled by delivery of the Company restricted securities, in cash or otherwise (in each case, subject to certain limited permitted transfers where the recipient takes the shares subject to the restrictions in the Lock-Up Agreement).
Letter Agreement Amendment
Upon approval of certain of the Company’s stockholders and immediately prior to the Closing, certain insider stockholders of the Company and other Company stockholders will enter into an amendment to that certain Letter Agreement, dated July 27, 2021 (the “Letter Agreement”), among the Company, the Sponsor, insider stockholders and other Company stockholders (the “Letter Agreement Amendment”). Pursuant to the Letter Agreement Amendment, each Company stockholder party thereto will agree not to, until 180 days after the completion of the Company’s initial Business Combination (as defined in the Letter Agreement) (subject to early release if the Company consummates a liquidation, merger, share exchange or other similar transaction that results in all of the Company stockholders having the right to exchange their shares for cash, securities or other property): (i) sell, offer to sell, contract to sell, hypothecate, pledge, grant an option to purchase or otherwise dispose of, directly or indirectly, or establish or increase a put equivalent position or liquidation or decrease a call equivalent position, any Company restricted securities, (ii) enter any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of any security, or (iii) publicly disclose the intention to do any of the foregoing, whether any such transaction described in clauses (i) or (ii) above is to be settled by delivery of the Company restricted securities, in cash or otherwise (in each case, subject to certain limited permitted transfers where the recipient takes the shares subject to the restrictions in the Letter Agreement).
Warrant Agreement Amendment
Upon approval of the Company’s warrant holders and immediately prior to the Closing, the Company and its warrant agent, will enter into an amendment (the “Warrant Agreement Amendment”) to that certain Warrant Agreement dated as of July 21, 2021 (the “Warrant Agreement”). Pursuant to the Warrant Agreement Amendment, (i) Public Warrants (as defined in the Warrant Agreement) are not exercisable to purchase shares of Class A Common Stock, and instead, as of immediately prior to the Effective Time, will be automatically converted into the right to receive 450,336 shares of Class A Common Stock of the Company in accordance with the calculation described in the Warrant Agreement Amendment, (ii) Private Placement Warrants (as defined in the Warrant Agreement) are not exercisable to purchase shares of Class A Common Stock and instead, as of immediately prior to the Effective Time, will be automatically converted into the right to receive 400,000 shares of Class A Common Stock of the Company in accordance with the calculation described in the Warrant Agreement Amendment, and (iii) until the Closing or earlier termination of the Merger Agreement, (A) the terms of Section 3 of the Warrant Agreement regarding any exercise of a warrant or issuance of Class A Common Stock in connection therewith will be of no force or effect and (B) the terms of Section 6 of the Warrant Agreement will be of no force or effect.
Going Concern Consideration
As of September 30, 2023, the Company had $518,494 in cash held outside of the Trust Account and a working capital deficit of $1,707,317. The Company anticipates that the cash held outside of the Trust Account as of September 30, 2023 will not be sufficient to allow the Company to operate for at least the next 12 months from the issuance of the unaudited condensed consolidated financial statements, assuming that a Business Combination is not consummated during that time. Over this time period, the Company will be using the funds held outside of the Trust Account for paying existing accounts payable and accrued liabilities, identifying and evaluating prospective initial Business Combination candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to merge with or acquire, and structuring, negotiating and consummating the Business Combination. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period of time within one year after the date that the unaudited condensed consolidated financial statements are issued. Management plans to address this uncertainty through the Business Combination as discussed above. In addition, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company additional funds as may be required under the Working Capital Loans (as defined in Note 5). There is no assurance that the Company’s plans to consummate the Business Combination will be successful or successful within the Combination Period or that the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors will loan the Company funds as may be required under the Working Capital Loans.
As a result of the above, in connection with the Company’s assessment of going concern, management has determined that the conditions described above raise substantial doubt about the Company’s ability to continue as a going concern through approximately one year from the date the unaudited condensed consolidated financial statements are issued. The unaudited condensed consolidated financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.
Risks and Uncertainties
The credit and financial markets have experienced extreme volatility and disruptions due to the current conflict between Ukraine and Russia, the war in the Middle East, and other political tensions. The conflicts are expected to have further global economic consequences, including but not limited to the possibility of severely diminished liquidity and credit availability, declines in consumer confidence, declines in economic growth, increases in inflation rates and uncertainty about economic and political stability. In addition, the United States and other countries have imposed sanctions on Russia which increases the risk that Russia, as a retaliatory action, may launch cyberattacks against the United States, its government, infrastructure and businesses. Any of the foregoing consequences, including those the Company cannot yet predict, may cause the Company’s business, financial condition, results of operations and the price of the Company’s common stock to be adversely affected.

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY AND GOING CONCERN
SEP Acquisition Corp. (the “Company”) formerly known as Mercury Ecommerce Acquisition Corp. (name of the Company changed on December 21, 2022), is a blank check company incorporated in Delaware on March 1, 2021. The Company was formed for the purpose of entering into a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (a “Business Combination”). The Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.
As of December 31, 2022, the Company had not commenced any operations. All activity for the year ended December 31, 2022 and for the Period from March 1, 2021 (inception) through December 31, 2021 relates to the Company’s formation and the initial public offering (“Initial Public Offering”), which is described in Note 3. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company generates non-operating income in the form of realized gains from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.
The registration statement for the Company’s Initial Public Offering was declared effective on July 27, 2021. On July 30, 2021, the Company consummated the Initial Public Offering of 17,500,000 units (the “Units” and, with respect to the shares of Class A common stock included in the Units sold, the “Public Shares”), at $10.00 per Unit, generating gross proceeds of $175,000,000 which is described in Note 3.
Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 7,850,000 warrants (the “Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant in a private placement to Mercury Sponsor Group I LLC (the “Sponsor”), generating gross proceeds of $7,850,000, which is described in Note 4.
The Company granted the underwriter in the Initial Public Offering a 45-day option to purchase up to 2,625,000 additional Units to cover over-allotments, if any. On August 20, 2021, the underwriter partially exercised the over-allotment option and purchased an additional 541,500 Units (the “Over-Allotment Units”), generating gross proceeds of $5,415,000, and incurred $108,300 in cash underwriting fees and $189,525 that will be payable to the underwriter for deferred underwriting commissions, which is described in Note 3.
Simultaneously with the underwriter partially exercising the over-allotment option, the Sponsor purchased an additional 162,450 warrants (the “Over-Allotment Private Placement Warrants”) at a price of $1.00 per Over-Allotment Private Placement Warrant ($162,450 in the aggregate), which is described in Note 4.
In addition, the Sponsor agreed to forfeit up to 656,250 Founder Shares to the extent that the over-allotment option was not exercised in full by the underwriter. The underwriter partially exercised its over-allotment option on August 20, 2021 and forfeited the remainder of the option; thus, 520,875 Founder Shares were forfeited by the Sponsor, which is described in Note 5.
Transaction costs amounted to $15,401,418 consisting of $3,608,300 of underwriting fees, $6,314,525 of deferred underwriting fees, $764,193 of other offering costs, and $4,714,400 of the excess fair value of the Founder Shares sold over the purchase price of $4,150 (see Note 5).
Following the closing of the Initial Public Offering and partial exercise of the underwriter’s over-allotment option, a total of $182,219,150 from the net proceeds of the sale of the Units in the Initial Public Offering, the sale of the Private Placement Warrants, the sale of the Over-Allotment Units, and the sale of the Over-Allotment Private Placement Warrants was placed in a Trust Account (the “Trust Account”) and invested only in U.S. government treasury obligations with maturities of 185 days, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds held in the Trust Account, as described below.
The Company will provide its stockholders with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company. The stockholders will be entitled to redeem their shares for a pro rata portion of the amount held in the Trust Account (initially $10.10 per share), calculated as of two business days prior to the completion of a Business Combination, including any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations. There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants.
The Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon consummation of such Business Combination and a majority of the shares voted are voted in favor of the Business Combination. If a stockholder vote is not required under applicable law or stock exchange listing requirements and the Company does not decide to hold a stockholder vote for business or other reasons, the Company will, pursuant to its amended and restated certificate of incorporation (the “Amended and Restated Certificate of Incorporation”), conduct the redemptions pursuant to the tender offer rules of the Securities and Exchange Commission (“SEC”), and file tender offer documents with the SEC prior to completing a Business Combination. If the Company seeks stockholder approval in connection with a Business Combination, the holders of the Founder Shares (as defined in Note 5) have agreed to vote their Founder Shares and any Public Shares purchased in or after the Initial Public Offering in favor of approving a Business Combination and to waive their redemption rights with respect to any such shares in connection with a stockholder vote to approve a Business Combination. Additionally, each public stockholder may elect to redeem its Public Shares, without voting, and if they do vote, irrespective of whether they vote for or against a proposed Business Combination.
Notwithstanding the foregoing, if the Company seeks stockholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Company’s Amended and Restated Certificate of Incorporation provides that a public stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the Public Shares without the Company’s prior written consent.
The initial stockholders have agreed to waive (a) their redemption rights with respect to any Founder Shares and any Public Shares held by them in connection with the completion of an initial Business Combination, (b) their redemption rights with respect to any Founder Shares and Public Shares held by them in connection with a stockholder vote to approve an amendment to the Amended and Restated Certificate of Incorporation to modify the substance or timing of the Company’s obligation to provide holders of Class A common stock the right to have their shares redeemed or to provide for the redemption of Public Shares in connection with an initial Business Combination or to redeem 100% of the Public Shares if the Company has not consummated an initial Business Combination within the Combination Period (as defined below), or with respect to any other material provision relating to stockholder rights or pre-initial Business Combination activity and (c) their rights to liquidating distributions from the Trust Account with respect to any Founder Shares held by them if the Company fails to complete an initial Business Combination within the Combination Period (as defined below). However, if the initial stockholders acquire Public Shares in or after the Initial Public Offering, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Combination Period (as defined below).
The Company initially had 18 months, or 24 months if the Company had signed a definitive agreement with respect to an initial Business Combination within such 18-month period from the closing of the Initial Public Offering (the “Combination Period”) to complete a Business Combination. Following approval of the Extension Amendment Proposal (defined below), the Company has until July 30, 2024 to complete a Business Combination. If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations, except for the purpose of winding up; (ii) as promptly as reasonably possible but not more than ten business days thereafter, subject to lawfully available funds therefor, redeem the Public Shares, at a per share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest (net of permitted withdrawals and up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law; and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete an initial Business Combination within the Combination Period.
On December 20, 2022, the Company held a special meeting of stockholders where the Company’s stockholders approved the Extension Amendment, extending the date by which the Company must consummate a business combination from January 30, 2023 (or July 30, 2023, if the Company had executed a definitive agreement for a business combination by January 30, 2023) to July 30, 2024 (the “Extension Amendment Proposal”). In connection with the Extension Proposal, the Company was required to permit public stockholders to redeem their shares of the Company’s Class A Common Stock. Of the 18,041,500 shares of the company’s Class A common stock outstanding, the holders of 16,737,241 shares of the Company’s Class A common stock elected to redeem their shares at a per share redemption price of approximately $10.22. As a result, the Company transferred cash in the amount of $185,001,686 to the Trustee, of which $171,094,003 was designated to pay such holders who had elected to redeem their shares in connection with the Extension Proposal. As of December 31, 2022, $161,957,835 had been paid to the redeeming stockholders and $22,468,765 remained in restricted cash, $9,136,168 of which was paid subsequent to December 31, 2022 to such holders who elected to redeem their shares. Following the redemptions, the Company had 1,304,259 shares of the Company’s Class A Common Stock outstanding and $13,332,597 remained in the Trust Account (i.e. approximately $10.22 per share of the Company’s Class A Common Stock).
The underwriter has agreed to waive its rights to its deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit.
In order to protect the amounts in the Trust Account, the Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party (other than the Company’s independent registered accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (i) $10.10 per Public Share or (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.10 per share due to reductions in the value of the trust assets, in each case net of permitted withdrawals, except as to any claims by a third party (including such target business) that executed a waiver of any and all rights to the monies held in the Trust Account (whether any such waiver is enforceable) and except as to any claims under the Company’s indemnity or contribution of the underwriter of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (other than the Company’s independent registered accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.
Going Concern Consideration
As of December 31, 2022, the Company had $1,343,809 in cash held outside of the Trust Account and a working capital deficit of $9,221,425. The Company anticipates that the cash held outside of the Trust Account as of December 31, 2022 will not be sufficient to allow the Company to operate for at least the next 12 months from the issuance of the financial statements. Over this time period, the Company will be using the funds held outside of the Trust Account for paying existing accounts payable and accrued liabilities, identifying and evaluating prospective initial Business Combination candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to merge with or acquire, and structuring, negotiating and consummating the Business Combination. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period of time within one year after the date that the financial statements are issued. Management plans to address this uncertainty through the Business Combination as discussed above. In addition, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the
Company additional funds as may be required under the Working Capital Loans (as defined in Note 5). There is no assurance that the Company’s plans to consummate the Business Combination will be successful or successful within the Combination Period or that the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors will loan the Company funds as may be required under the Working Capital Loans.
Risks and Uncertainties
The credit and financial markets have experienced extreme volatility and disruptions due to the current conflict between Ukraine and Russia. The conflict is expected to have further global economic consequences, including but not limited to the possibility of severely diminished liquidity and credit availability, declines in consumer confidence, declines in economic growth, increases in inflation rates and uncertainty about economic and political stability. In addition, the United States and other countries have imposed sanctions on Russia which increases the risk that Russia, as a retaliatory action, may launch cyberattacks against the United States, its government, infrastructure and businesses. Any of the foregoing consequences, including those the Company cannot yet predict, may cause the Company’s business, financial condition, results of operations and the price of the Company’s common stock to be adversely affected.